Annual Fund Operating Expenses - VY Morgan Stanley Global Franchise Portfolio	May 01, 2021
Class ADV
Operating Expenses:
Management Fees	0.96%
Distribution and/or Shareholder Services (12b-1) Fees	0.60%
Other Expenses	0.01%
Total Annual Portfolio Operating Expenses	1.57%
Waivers and Reimbursements	(0.03%)	[1]
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	1.54%
Class R6
Operating Expenses:
Management Fees	0.96%
Distribution and/or Shareholder Services (12b-1) Fees	none
Other Expenses	0.01%
Total Annual Portfolio Operating Expenses	0.97%
Waivers and Reimbursements	(0.03%)	[1]
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	0.94%
Class S
Operating Expenses:
Management Fees	0.96%
Distribution and/or Shareholder Services (12b-1) Fees	0.25%
Other Expenses	0.01%
Total Annual Portfolio Operating Expenses	1.22%
Waivers and Reimbursements	(0.03%)	[1]
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	1.19%
Class S2
Operating Expenses:
Management Fees	0.96%
Distribution and/or Shareholder Services (12b-1) Fees	0.40%
Other Expenses	0.01%
Total Annual Portfolio Operating Expenses	1.37%
Waivers and Reimbursements	(0.03%)	[1]
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	1.34%

[1]	The adviser is contractually obligated to waive 0.026% of the management fee through May 1, 2022. Termination or modification of this obligation requires approval by the Portfolio’s board.